Contract assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Contract assets and contract liabilities
The table below provides a reconciliation of the significant changes in the contract assets and the contract liabilities balances.

		Contract assets (1)		Contract liabilities (2)
For the year ended December 31	Note	2024	2023	2024	2023
Opening balance, January 1		735	724	1,088	1,085
Revenue recognized included in contract liabilities at the beginning of the year		—	—	(834)	(812)
Revenue recognized from contract liabilities included in contract assets at the beginning of the year		102	84	—	—
Increase in contract liabilities during the year		—	—	895	863
Increase in contract liabilities included in contract assets during the year		(108)	(88)	—	—
Increase in contract assets from revenue recognized during the year		789	713	—	—
Contract assets transferred to trade receivables		(635)	(613)	20	8
Acquisitions	4	1	—	13	—
Contract terminations transferred to trade receivables		(62)	(60)	2	(1)
Other		(63)	(25)	(60)	(55)
Ending balance, December 31		759	735	1,124	1,088
(1) Net of allowance for doubtful accounts of $18 million at December 31, 2024 and December 31, 2023. See Note 29, Financial and capital management, for additional details.
(2) We have reclassified amounts from the previous period to make them consistent with the presentation for the current period.